SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows: